Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 20, 2023 TO
THE PROSPECTUS DATED MAY 1, 2023 AND THE
CURRENT STATEMENT OF ADDITIONAL INFORMATION OF
VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus and the current Statement of Additional Information ("SAI") for VanEck ETF Trust (the "Trust") regarding VanEck Digital India ETF and VanEck India Growth Leaders ETF (each, a "Fund", together, the "Funds"), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective immediately, Van Eck Associates Corporation, the investment adviser to the VanEck Digital India ETF, has agreed to lower the unitary management fee rate for the Fund from 0.75% to 0.70%.

Additionally, effective immediately, Van Eck Associates Corporation, the investment adviser to the VanEck India Growth Leaders ETF, has agreed to lower the expense cap for the Fund to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses of the Fund and its subsidiary) from exceeding 0.70% of the Fund’s average daily net assets per year until at least May 1, 2025.

Accordingly, the Funds' Prospectus is supplemented as follows:
		The "Annual Fund Operating Expenses" and "Expense Example" tables (including the related footnotes) as included under each Fund's "Summary Information" section of the Prospectus are hereby deleted and replaced with the following:
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Digital India ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VANECK DIGITAL INDIA ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
VanEck Digital India ETF | VanEck Digital India ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
VanEck India Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VANECK INDIA GROWTH LEADERS ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Fee Waivers and Expense Reimbursement” have been restated to reflect the current expense limitation.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
VanEck India Growth Leaders ETF | VanEck India Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	441
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 987

[1]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2025.
[2]	“Other Expenses” reflects the expenses of both the Fund and the Fund’s wholly-owned subsidiary (the “Subsidiary”).
[3]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund and Subsidiary expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses of the Fund and the Subsidiary) from exceeding 0.70% of the Fund’s average daily net assets per year until at least May 1, 2025. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[4]	“Fee Waivers and Expense Reimbursement” have been restated to reflect the current expense limitation.